Cash and Investments - Interest and dividends and share of profit (losses) of associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest income:
Cash and short term investments	$ 26.8	$ 104.1
Bonds	488.5	557.4
Derivatives and other invested assets	53.1	55.0
Interest income	568.4	716.5
Dividends:
Dividend income	108.2	77.8
Investment expenses	(35.8)	(25.1)
Interest and dividends	640.8	769.2
Share of profit (loss) of associates	402.0	(112.8)
Non-insurance companies.
Dividends:
Impairments on associates and joint ventures	0.0	240.3
Preferred stocks
Dividends:
Dividend income	14.1	4.3
Common stocks.
Dividends:
Dividend income	94.1	73.5
Associates
Dividends:
Share of profit (loss) of associates	$ 402.0	$ (112.8)